CONSOLIDATED STATEMENTS OF STOCKHOLDERS' EQUITY (Parenthetical) (Inventergy Inc [Member], USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2013 Series A One Preferred Stock [Member]	Dec. 31, 2013 Series A Two Preferred Stock [Member]
Convertible preferred stock issued price per share	$ 3.21	$ 0.01	$ 1.6996
Convertible preferred stock issuance cost	$ 434,641		$ 501,475